FINANCING RECEIVABLES, NET - Additional Information (Details)	Dec. 31, 2024	Dec. 31, 2023
Financing receivables, net
Allowance for credit losses as a percentage of gross finance receivables (net of unearned income)	4.90%	8.30%
Delinquency rate (as a percent)	5.90%	11.00%
Property transaction related business
Financing receivables, net
Average credit loss rate (as a percent)	3.70%	7.00%
Non-property transaction related business
Financing receivables, net
Average credit loss rate (as a percent)	91.60%	47.90%